Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total notes payable	$ 852,636	$ 119,274
Less: current maturities	152,636	119,274
Notes payable, long-term portion	700,000
Notes payable, long-term potion	200,000	200,000
Total notes payable		319,274	334,841
Less: current maturities		119,274	334,841
Unsecured Promissory Note One [Member]
Short-Term Debt [Line Items]
Total notes payable	100,000
Unsecured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Total notes payable	58,147
Unsecured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Total notes payable	87,220
Unsecured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Total notes payable	4,846
Unsecured Promissory Note Five [Member]
Short-Term Debt [Line Items]
Total notes payable	2,423
Unsecured Promissory Note Six [Member]
Short-Term Debt [Line Items]
Total notes payable	400,000
Unsecured Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Total notes payable	200,000
Unsecured Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Total notes payable		119,274
Note Payable One [Member]
Short-Term Debt [Line Items]
Notes payable, long-term potion		200,000
Total notes payable		200,000
Note Payable Two [Member]
Short-Term Debt [Line Items]
Total notes payable
Note Payable Three [Member]
Short-Term Debt [Line Items]
Total notes payable			14,567
Note Payable Four [Member]
Short-Term Debt [Line Items]
Total notes payable			125,000
Note Payable Five [Member]
Short-Term Debt [Line Items]
Total notes payable			50,000
Note Payable Six [Member]
Short-Term Debt [Line Items]
Total notes payable			26,000
Note Payable Seven [Member]
Short-Term Debt [Line Items]
Total notes payable		$ 119,274	$ 119,274